Related Party Transactions - Schedule of Related Parties and their Relationships (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Transportation services to related parties		$ 13,375	$ 732	$ 37
Transportation services from related parties		$ 3,087	2,074	1,355
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company under the control of a shareholder
Yongxu Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company		The Company’s CEO and Chairman
Xiying Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company		CEO’s spouse
Yongteng Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company		CEO’s brother
Total due to related parties		$ 110
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Pingtan SF [Member]
Related Party Transaction [Line Items]
Relationship with the Company		An equity method investee of the Company
Total due from related parties	[1]	$ 6,971
Mid-Castle Development Ltd. (“Mid-Castle”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		The Company’s shareholder
Transportation services to Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		$ 40
Transportation services to Fujian Desheng [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		28	157	37
Transportation services to Chongqing Changjiang and its subsidiaries [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		13,307	575
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		2,796	1,799	1,108
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		274	227	228
Lease services from Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		17	47	17
Catering services from Tianyu Catering [Member]
Related Party Transaction [Line Items]
Transportation services from related parties			1	$ 2
Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Total due from related parties		42	41
Total due to related parties		21	18
Fujian Desheng [Member]
Related Party Transaction [Line Items]
Total due from related parties			39
Fujian Bafang [Member]
Related Party Transaction [Line Items]
Total due from related parties		31
Total due to related parties	[2]	1,699	1,662
Mid-Castle [Member]
Related Party Transaction [Line Items]
Total due from related parties		472
Chongqing Changjiang and its subsidiaries [Member]
Related Party Transaction [Line Items]
Total due from related parties		4,642	621
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties		12,158	701
Total due to related parties		1,830	1,687
Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Total due to related parties			$ 7

[1]	See Note 4
[2]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.